RECONCILIATION OF FINANCIAL STATEMENT NET INCOME (LOSS) TO TAX RETURN (Tables)	12 Months Ended
Mar. 31, 2013
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Abstract]
Reconciliation Of Financial Statement Net Income Loss To Income Tax Return Disclosure [Table Text Block]
For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$(9,286,324)	$(132,037)	$(94,652)

Operating limited partnership rents received in advance	27,748	(9,847)	20,766

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,085,849)	(182,010)	(7,920)

Other	5,372,512	1,187,690	954,139

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(20,689,989)	(220,356)	(86,888)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(6,562,753)	(88,946)	(176,857)

Impairment loss not recognized for tax purposes	9,932,388	-	-

Operating limited partnership impairment loss not recognized for tax purposes	3,255,938	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(10,320,275)	(633,924)	(108,953)

Income (loss) for tax return purposes, December 31, 2012	$(29,356,604)	$(79,430)	$499,635

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$173,710	$7,680	$1,665,868

Operating limited partnership rents received in advance	-	-	(995)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(106,926)	50,289	(199,408)

Other	482,776	(7,338)	1,435,560

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(159,268)	(178,090)	(428,611)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(82,051)	(221,153)	(79,286)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(193,569)	(78,968)	(1,789,948)

Income (loss) for tax return purposes, December 31, 2012	$114,672	$(427,580)	$603,180

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$3,048,059	$1,778,373	$416,424

Operating limited partnership rents received in advance	-	-	(26)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(914,217)	(2,061,461)	(571,566)

Other	1,257,686	(2,342,668)	(468,704)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(130,543)	(900,257)	(262,813)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(93,726)	(384,543)	(303,209)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,074,777)	(667,681)	(793,118)

Income (loss) for tax return purposes, December 31, 2012	$(907,518)	$(4,578,237)	$(1,983,012)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$145,521	$(445,991)	$(99,836)

Operating limited partnership rents received in advance	(203)	7,127	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(83,328)	281,404	65,063

Other	(532,107)	34,138	548,253

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(888,944)	(1,439,168)	(680,994)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(279,724)	(362,360)	(174,505)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(88,847)	45,923	(94,152)

Income (loss) for tax return purposes, December 31, 2012	$(1,727,632)	$(1,878,927)	$(436,171)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$(173,701)	$(250,554)	$(123,940)

Operating limited partnership rents received in advance	(2,488)	(112)	498

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	222,463	181,115	48,408

Other	445,811	515,613	52,777

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(2,070,330)	(1,389,322)	(615,022)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(472,089)	(230,122)	(149,574)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(47,842)	(99,306)	(29,581)

Income (loss) for tax return purposes, December 31, 2012	$(2,098,176)	$(1,272,688)	$(816,434)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$(241,582)	$(229,818)	$1,171,987

Operating limited partnership rents received in advance	3,672	-	1,032

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	274,896	213,030	104,061

Other	1,201,511	(406,637)	483,466

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,312,415)	(767,266)	(478,049)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(189,537)	(275,425)	(147,886)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(71,194)	(148,045)	(918,088)

Income (loss) for tax return purposes, December 31, 2012	$(334,649)	$(1,614,161)	$216,523

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$(195,816)	$(143,068)	$(254,218)

Operating limited partnership rents received in advance	(512)	3,332	2,031

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	104,864	64,400	86,800

Other	309,920	139,501	138,327

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,554,735)	(446,193)	(607,980)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(170,075)	(388,648)	(269,222)

Impairment loss not recognized for tax purposes	-	-	31,426

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(92,399)	(135,875)	(94,884)

Income (loss) for tax return purposes, December 31, 2012	$(1,598,753)	$(906,551)	$(967,720)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$(506,558)	$(1,379,525)	$(1,816,283)

Operating limited partnership rents received in advance	1,336	583	880

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	200,016	213,068	99,240

Other	236,679	167,716	53,575

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(419,385)	(333,869)	(527,871)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(193,586)	(244,603)	(249,496)

Impairment loss not recognized for tax purposes	159,516	686,802	1,141,092

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(130,421)	(21,986)	(51,368)

Income (loss) for tax return purposes, December 31, 2012	$(652,403)	$(911,814)	$(1,350,231)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$(2,884,319)	$(1,930,330)	$(3,626,224)

Operating limited partnership rents received in advance	674	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	281,780	259,700	140,862

Other	(245,073)	(491,708)	352,267

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(134,805)	(4,133,937)	(522,878)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(211,864)	(334,458)	(349,757)

Impairment loss not recognized for tax purposes	2,181,276	981,206	2,475,746

Operating limited partnership impairment loss not recognized for tax purposes	-	3,255,938	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(58,003)	256,128	(120,732)

Income (loss) for tax return purposes, December 31, 2012	$(1,070,334)	$(2,137,461)	$(1,650,716)

For income tax purposes, the Fund reports using a December 31 year end. The Fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2013 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$(3,165,494)

Operating limited partnership rents received in advance	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	149,528

Other	(130,658)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	-

Excess of tax depreciation over book depreciation on operating limited partnership assets	(440,051)

Impairment loss not recognized for tax purposes	2,275,324

Operating limited partnership impairment loss not recognized for tax purposes	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(78,665)

Income (loss) for tax return purposes, December 31, 2012	$(1,390,016)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Total	Series 20	Series 21
Net income (loss) for financial reporting purposes	$(26,444,927)	$709,830	$77,461

Operating limited partnership rents received in advance	(25,330)	(792)	(17,340)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	3,223,033	(485,260)	(65,953)

Other	10,095,286	1,046,852	532,053

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(22,532,031)	(536,012)	(156,402)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(6,367,770)	(101,262)	(161,852)

Impairment loss not recognized for tax purposes	16,692,807	-	-

Operating limited partnership impairment loss not recognized for tax purposes	4,381,396	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(4,871,911)	(229,931)	(15,785)

Income (loss) for tax return purposes, December 31, 2011	$(25,849,447)	$403,425	$192,182

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 22	Series 23	Series 24
Net income (loss) for financial reporting purposes	$(199,453)	$(176,389)	$24,116

Operating limited partnership rents received in advance	-	-	(1,330)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	77,268	48,983	57,757

Other	548,081	158,495	(104,260)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(588,334)	(402,596)	(469,351)

Excess of tax depreciation over book depreciation on operating limited partnership assets	-	(205,269)	(83,214)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(559,466)	(564,133)	(153,169)

Income (loss) for tax return purposes, December 31, 2011	$(721,904)	$(1,140,909)	$(729,451)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 25	Series 26	Series 27
Net income (loss) for financial reporting purposes	$1,220,041	$(148,277)	$(273,280)

Operating limited partnership rents received in advance	-	-	(286)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	(1,240,982)	260,248	33,712

Other	931,841	257,584	7,695

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(169,546)	(1,187,293)	(331,280)

Excess of tax depreciation over book depreciation on operating limited partnership assets	-	(410,051)	(179,576)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(153,645)	(1,324,478)	(1,090,434)

Income (loss) for tax return purposes, December 31, 2011	$587,709	$(2,552,267)	$(1,833,449)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 28	Series 29	Series 30
Net income (loss) for financial reporting purposes	$(266,396)	$(299,048)	$(187,318)

Operating limited partnership rents received in advance	(1,956)	(12,543)	(4,323)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	330,768	331,404	74,144

Other	915,610	782,620	317,452

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(968,689)	(949,962)	(739,185)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(261,242)	(266,622)	(242,186)

Impairment loss not recognized for tax purposes	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(43,419)	6,612	(23,091)

Income (loss) for tax return purposes, December 31, 2011	$(295,324)	$(407,539)	$(804,507)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 31	Series 32	Series 33
Net income (loss) for financial reporting purposes	$(391,897)	$(341,661)	$(92,813)

Operating limited partnership rents received in advance	(17,822)	14,054	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	364,152	223,428	129,714

Other	1,081,043	175,525	(269,603)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,464,658)	(1,492,651)	(631,989)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(661,460)	(277,002)	(147,498)

Impairment loss not recognized for tax purposes	31,776	12,173	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	44,653	(371,358)	(46,541)

Income (loss) for tax return purposes, December 31, 2011	$(1,014,213)	$(2,057,492)	$(1,058,730)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 34	Series 35	Series 36
Net income (loss) for financial reporting purposes	$(367,740)	$(320,129)	$(191,788)

Operating limited partnership rents received in advance	1,085	(3,664)	886

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	293,196	228,360	160,596

Other	346,459	80,802	173,437

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,509,143)	(774,863)	(680,056)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(263,619)	(302,349)	(320,433)

Impairment loss not recognized for tax purposes	-	15,474	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	49,198	(106,958)	(87,890)

Income (loss) for tax return purposes, December 31, 2011	$(1,450,564)	$(1,183,327)	$(945,248)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 37	Series 38	Series 39
Net income (loss) for financial reporting purposes	$(208,996)	$(1,076,160)	$(1,392,463)

Operating limited partnership rents received in advance	14,466	3,043	4,146

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	204,864	164,400	136,800

Other	567,323	86,752	355,807

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(1,673,310)	(2,708,461)	(2,650,044)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(199,553)	(239,198)	(116,566)

Impairment loss not recognized for tax purposes	-	768,169	867,465

Operating limited partnership impairment loss not recognized for tax purposes	-	2,190,698	2,190,698

Difference due to fiscal year for book purposes and calendar year for tax purposes	(96,636)	(91,904)	(84,595)

Income (loss) for tax return purposes, December 31, 2011	$(1,391,842)	$(902,661)	$(688,752)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 40	Series 41	Series 42
Net income (loss) for financial reporting purposes	$(2,411,765)	$(2,401,457)	$(2,368,983)

Operating limited partnership rents received in advance	2,631	(1,781)	(1,393)

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	200,016	238,068	249,780

Other	145,349	81,830	205,103

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(122,269)	(726,679)	(396,622)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(168,637)	(213,703)	(232,974)

Impairment loss not recognized for tax purposes	1,833,033	1,267,710	1,587,363

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(103,388)	26,852	(36,491)

Income (loss) for tax return purposes, December 31, 2011	$(625,030)	$(1,729,160)	$(994,217)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

	Series 43	Series 44	Series 45
Net income (loss) for financial reporting purposes	$(3,114,804)	$(3,379,213)	$(5,737,784)

Operating limited partnership rents received in advance	(2,411)	-	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	306,780	284,698	366,564

Other	609,140	900,810	190,602

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	(461,452)	(696,097)	(45,087)

Excess of tax depreciation over book depreciation on operating limited partnership assets	(233,409)	(264,358)	(365,601)

Impairment loss not recognized for tax purposes	2,201,172	2,156,011	3,838,473

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(51,330)	178,785	99,463

Income (loss) for tax return purposes, December 31, 2011	$(746,314)	$(819,364)	$(1,653,370)

For income tax purposes, the Fund reports using a December 31 year end. The fund’s net income (loss) for financial reporting and tax return purposes for the year ended March 31, 2012 is reconciled as follows:

Series 46
Net income (loss) for financial reporting purposes	$(3,128,561)

Operating limited partnership rents received in advance	-

Accrued partnership fund management fee not deducted (deducted) for income tax purposes	249,528

Other	(29,116)

Operating limited partnership losses not recognized for financial reporting purposes under equity method of accounting	-

Excess of tax depreciation over book depreciation on operating limited partnership assets	(450,136)

Impairment loss not recognized for tax purposes	2,113,988

Operating limited partnership impairment loss not recognized for tax purposes	-

Difference due to fiscal year for book purposes and calendar year for tax purposes	(42,832)

Income (loss) for tax return purposes, December 31, 2011	$(1,287,129)

Schedule Of Investments In Operating Limited Partnerships For Tax Purposes and Financial Statement Purposes Disclosure [Table Text Block]
The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2012	$95,791,218	$(2,702,097)	$(1,709,448)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	83,929,078	2,747,749	2,799,954

Impairment loss in investment in operating limited partnerships	(226,099,776)	(1,648,785)	(118,301)

Historic tax credits - cumulative	978,267	570,617	-

Less share of loss - three months ended March 31, 2013	(1,326,821)	(86,256)	(219,339)

Operating limited partnership impairment loss not recognized for tax purposes	3,256,264	-	-

Other	57,077,708	1,118,772	(752,866)

Investments in operating limited partnerships - as reported	$13,605,938	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2012	$(2,855,486)	$1,047,798	$(1,087,314)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,729,559	2,074,441	3,181,496

Impairment loss in investment in operating limited partnerships	(1,725,087)	(6,344,121)	(2,395,773)

Historic tax credits - cumulative	223,537	-	-

Less share of loss - three months ended March 31, 2013	(25,824)	(54,934)	(37,933)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,653,301	3,276,816	339,524

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2012	$1,546,192	$(3,672,336)	$(458,437)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	476,326	6,192,769	2,149,024

Impairment loss in investment in operating limited partnerships	(3,403,453)	(5,322,693)	(6,453,941)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	(31,239)	(114,788)	(266,164)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,412,174	2,917,048	5,029,518

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2012	$9,982,115	$878,137	$1,798,113

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,317,018	7,193,417	2,714,894

Impairment loss in investment in operating limited partnerships	(16,711,233)	(10,932,738)	(6,609,159)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	(99,756)	(265,241)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	3,511,856	3,126,425	2,096,152

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2012	$2,105,367	$7,183,259	$5,219,230

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,706,614	5,680,810	2,093,741

Impairment loss in investment in operating limited partnerships	(14,021,758)	(14,759,194)	(9,101,023)

Historic tax credits - cumulative	-	184,113	-

Less share of loss - three months ended March 31, 2013	(125,347)	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	4,335,124	1,711,012	1,788,052

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2012	$4,847,738	$5,042,852	$667,274

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,593,961	2,825,313	1,170,643

Impairment loss in investment in operating limited partnerships	(11,601,216)	(11,273,719)	(7,216,579)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	2,159,517	3,405,554	5,378,662

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2012	$2,510,968	$6,780,035	$5,291,296

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,018,176	3,181,015	3,282,894

Impairment loss in investment in operating limited partnerships	(8,855,671)	(10,498,790)	(7,420,197)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,326,527	537,740	(1,153,993)

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2012	$8,209,133	$1,583,326	$6,214,105

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	639,318	1,480,788	1,497,482

Impairment loss in investment in operating limited partnerships	(10,596,325)	(6,968,657)	(10,059,798)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,747,874	3,904,543	2,458,129

Investments in operating limited partnerships - as reported	$-	$-	$109,918

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2012	$8,778,167	$3,800,040	$13,291,628

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	1,834,207	6,568,883	778,586

Impairment loss in investment in operating limited partnerships	(11,853,725)	(8,041,733)	(12,456,025)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2013	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	3,256,264	-

Other	2,709,259	(4,504,236)	3,339,358

Investments in operating limited partnerships - as reported	$1,467,908	$1,079,218	$4,953,547

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2013 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2012	$11,499,563

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	-

Impairment loss in investment in operating limited partnerships	(9,710,082)

Historic tax credits - cumulative	-

Less share of loss - three months ended March 31, 2013	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Other	4,205,866

Investments in operating limited partnerships - as reported	$5,995,347

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Total	Series 20	Series 21
Investments in operating limited partnerships - tax return December 31, 2011	$125,120,427	$(2,819,217)	$(2,420,607)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	80,780,371	2,885,315	2,808,604

Impairment loss in investment in operating limited partnerships	(232,429,918)	(1,648,785)	(197,154)

Historic tax credits - cumulative	978,267	570,617	-

Less share of loss - three months ended March 31, 2012	(1,482,646)	(86,256)	(236,024)

Operating limited partnership impairment loss not recognized for tax purposes	4,381,396	-	-

Other	49,141,153	1,098,326	45,181

Investments in operating limited partnerships - as reported	$26,489,050	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 22	Series 23	Series 24
Investments in operating limited partnerships - tax return December 31, 2011	$(2,782,080)	$1,537,309	$(306,238)

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	4,966,027	2,695,647	3,600,661

Impairment loss in investment in operating limited partnerships	(3,958,929)	(7,715,907)	(3,630,235)

Historic tax credits - cumulative	223,537	-	-

Less share of loss - three months ended March 31, 2012	(90,435)	(49,191)	(81,405)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,641,880	3,532,142	417,217

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 25	Series 26	Series 27
Investments in operating limited partnerships - tax return December 31, 2011	$2,852,474	$1,272,176	$574,567

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	604,305	6,132,941	2,165,786

Impairment loss in investment in operating limited partnerships	(5,280,243)	(11,211,839)	(6,900,647)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	(50,739)	(120,610)	(266,164)

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,874,203	3,927,332	4,426,458

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 28	Series 29	Series 30
Investments in operating limited partnerships - tax return December 31, 2011	$11,764,927	$2,638,400	$2,104,357

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,807,444	5,819,395	4,313,907

Impairment loss in investment in operating limited partnerships	(16,993,020)	(10,929,833)	(6,597,720)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	(111,234)	(265,241)	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	2,531,883	2,737,279	179,456

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 31	Series 32	Series 33
Investments in operating limited partnerships - tax return December 31, 2011	$4,227,006	$8,294,977	$5,930,551

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	5,956,178	4,297,514	1,478,719

Impairment loss in investment in operating limited partnerships	(15,609,298)	(14,759,194)	(9,065,379)

Historic tax credits - cumulative	-	184,113	-

Less share of loss - three months ended March 31, 2012	(125,347)	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	5,551,461	1,982,590	1,656,109

Investments in operating limited partnerships - as reported	$-	$-	$-

 The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 34	Series 35	Series 36
Investments in operating limited partnerships - tax return December 31, 2011	$5,145,089	$6,551,050	$1,644,245

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	7,533,477	2,177,825	3,663,065

Impairment loss in investment in operating limited partnerships	(11,558,475)	(12,350,565)	(7,658,323)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	(1,120,091)	3,621,690	2,351,013

Investments in operating limited partnerships - as reported	$-	$-	$-

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 37	Series 38	Series 39
Investments in operating limited partnerships - tax return December 31, 2011	$3,931,205	$7,529,386	$6,127,209

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	3,463,441	2,734,822	2,674,914

Impairment loss in investment in operating limited partnerships	(8,613,319)	(10,442,358)	(7,386,007)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	2,190,698	2,190,698

Other	1,218,673	(1,982,515)	(3,478,862)

Investments in operating limited partnerships - as reported	$-	$30,033	$127,952

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 40	Series 41	Series 42
Investments in operating limited partnerships - tax return December 31, 2011	$8,740,575	$2,328,355	$7,365,274

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	219,933	1,415,040	1,218,759

Impairment loss in investment in operating limited partnerships	(10,436,808)	(6,398,746)	(8,918,705)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,783,620	3,547,949	2,010,900

Investments in operating limited partnerships - as reported	$307,320	$892,598	$1,676,228

The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

	Series 43	Series 44	Series 45
Investments in operating limited partnerships - tax return December 31, 2011	$9,767,002	$5,819,206	$14,615,954

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	2,039,866	2,851,078	255,708

Impairment loss in investment in operating limited partnerships	(9,563,330)	(7,156,290)	(9,980,277)

Historic tax credits - cumulative	-	-	-

Less share of loss - three months ended March 31, 2012	-	-	-

Operating limited partnership impairment loss not recognized for tax purposes	-	-	-

Other	1,778,404	851,874	3,337,422

Investments in operating limited partnerships - as reported	$4,021,942	$2,365,868	$8,228,807

 The differences between the investments in operating limited partnerships for tax purposes and financial statement purposes at March 31, 2012 are as follows:

Series 46
Investments in operating limited partnerships - tax return December 31, 2011	$12,687,275

Operating limited partnership losses not recognized for financial reporting purposes under the equity method	-

Impairment loss in investment in operating limited partnerships	(7,468,532)

Historic tax credits - cumulative	-

Less share of loss - three months ended March 31, 2012	-

Operating limited partnership impairment loss not recognized for tax purposes	-

Other	3,619,559

Investments in operating limited partnerships - as reported	$8,838,302